Financial assets at amortized cost - Summary of Debt securities (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Allowances for ECL	$ (12,858,226)	$ (20,893,248)
TOTAL	83,823,214	117,766,716
Maturity 08-23-2025 [Member]
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt Instrument Treasury Bond	49,502,692	0
Maturity 05-23-2027 [Member]
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt Instrument Treasury Bond	32,406,871	100,997,240
Maturity 11-23-2027 [Member]
Disclosure Of Detailed Information About Debt Securities Held [Line Items]
Debt Instrument Treasury Bond	$ 14,771,877	$ 37,662,724